Goldman Sachs Small Cap Equity Insights Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	93 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	7.62%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.14%	14.06%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.54%	10.30%	8.77%
Performance Inception Date	Apr. 16, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.45%	7.11%	6.44%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.59%	7.14%	6.24%